Operations and Principal Activities (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Class of Stock [Line Items]
Net loss			¥ 1,298,880	$ 203,823	¥ 517,550	¥ 1,004,220
Net cash (used in)/provided by operating activities			440,234	69,084	244,421	¥ 715,522
Accumulated deficit			6,280,816		4,948,593		$ 985,597
Cash and cash equivalents			2,157,200		957,820		338,506
Term deposits			2,974,900
Short-term investments			2,239,596		1,046,000		$ 351,441
Net proceeds upon completion of initial public offering			4,853,293	$ 761,588
Net current assets			¥ 6,436,500		¥ 2,705,600
ADSs
Class of Stock [Line Items]
Net proceeds upon completion of initial public offering	¥ 15,100
IPO
Class of Stock [Line Items]
Net proceeds upon completion of initial public offering		¥ 4,838,200